Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Income tax expense reconciled to loss
The income tax expense for each year can be reconciled to loss before tax as follows:

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Loss before income tax	(50,951)	(26,411)	(7,096)
Tax benefit calculated at the statutory rate of 20.6% (20.5% for 2017 and 21% for 2016)	(10,507)	(5,420)	(1,504)
Permanent differences	334	40	(166)
Effect of unrecognized carry forward tax loss	—	—	—
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	10,173	5,380	1,670
Effective income tax rate benefit / (expense)	—	—	—

Unrecognized deductible temporary differences, unused tax losses and unused tax credits
The tax rate used for the 2018 reconciliations above is the corporate tax rate of 20.6% (20.5%: 2017 and 21%: 2016) payable by corporate entities in the Canton of Vaud, Switzerland on taxable profits under tax law in that jurisdiction.

	As of December 31,
in CHF thousands	2018	2017	2016
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
- Tax losses	109,294	62,575	36,707
- Deductible temporary differences related to the retirement benefit plan	5,665	4,926	3,798

Total	114,959	67,501	40,505

Tax losses expiry dates
Deductible temporary differences related to the retirement benefit plan do not expire. Tax losses expiry dates are shown in the table below:

	As of December 31,
in CHF thousands	2018	2017	2016
Tax losses split by expiry date
December 31, 2018		2,175	2,175
December 31, 2019	16,566	16,566	16,566
December 31, 2020	10,338	10,338	10,338
December 31, 2021	—	—	—
December 31, 2022	—	—	—
December 31, 2023	7,628	7,628	7,628
December 31, 2024	25,868	25,868	—
December 31, 2025	48,894	—	—
Total	109,294	62,575	36,707